Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue from contracts with customers

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Sale of power	58,990	70,530	76,624	919
Transmission line projects	—	7,557	4,347	52
Others	359	136	348	4
Total	59,349	78,223	81,319	976

Summary of Contract balance

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Trade receivables (refer Note 9)	30,687	21,856	262
Contract assets (refer Note 53)	7,711	1,716	21